CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling Interests
Balance, beginning of period at Sep. 30, 2022	$ 71,273	$ 2,927	$ 5,658,733	$ 2,977,646	$ (1,830,970)	$ (7,019,895)	$ 282,832
Increase (decrease) in stockholders' equity
Net income (loss)	1,732,576			1,745,293			(12,717)
Other comprehensive income (loss)	386,834				428,363		(41,529)
Cash dividends	(398,752)			(398,752)
Exercises of stock options	61,152	8	61,144
Share-based compensation expense	124,624		124,624
Purchases of common stock	(1,155,929)					(1,155,929)
Employee tax withholdings related to restricted share vesting	(71,279)					(71,279)
Divestiture of business	(76,957)						(76,957)
Other, net	(7,255)	13	77				(7,345)
Balance, end of period at Sep. 30, 2023	666,287	2,948	5,844,578	4,324,187	(1,402,607)	(8,247,103)	144,284
Increase (decrease) in stockholders' equity
Net income (loss)	1,519,273			1,509,120			10,153
Other comprehensive income (loss)	404,827				413,489		(8,662)
Cash dividends	(416,168)			(416,168)
Exercises of stock options	37,840	4	37,836
Share-based compensation expense	147,998		147,998
Purchases of common stock	(1,505,232)					(1,505,232)
Employee tax withholdings related to restricted share vesting	(63,500)					(63,500)
Other, net	(4,583)	10	378				(4,971)
Balance, end of period at Sep. 30, 2024	786,742	2,962	6,030,790	5,417,139	(989,118)	(9,815,835)	140,804
Increase (decrease) in stockholders' equity
Net income (loss)	1,567,814			1,554,169			13,645
Other comprehensive income (loss)	97,815				87,740		10,075
Cash dividends	(437,081)			(437,081)
Exercises of stock options	29,133	4	29,129
Share-based compensation expense	147,963		147,963
Purchases of common stock	(438,488)					(438,488)
Employee tax withholdings related to restricted share vesting	(77,783)					(77,783)
Acquisitions	74,711						74,711
Other, net	(3,741)	8	(3,580)				(169)
Balance, end of period at Sep. 30, 2025	$ 1,747,085	$ 2,974	$ 6,204,302	$ 6,534,227	$ (901,378)	$ (10,332,106)	$ 239,066